Label		Element	Value
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GuideMark(SM) Small/Mid Cap Core Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.24% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	96.24%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses (After Expense Recoupment) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	GUIDEMARK® SMALL/MID CAP CORE FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares (as of June 30, 2015) was 4.05%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	22.11%
Worst Quarter:	Quarter ended September 30, 2011	-23.33%

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.05%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.07%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.36%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.72%
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.59%
Amount of Fee Waiver and/or Expense Assumption	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses (After Expense Recoupment)	[1],[2]	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,899
Annual Return 2005		rr_AnnualReturn2005	3.91%
Annual Return 2006		rr_AnnualReturn2006	15.73%
Annual Return 2007		rr_AnnualReturn2007	(10.86%)
Annual Return 2008		rr_AnnualReturn2008	(32.09%)
Annual Return 2009		rr_AnnualReturn2009	25.25%
Annual Return 2010		rr_AnnualReturn2010	25.55%
Annual Return 2011		rr_AnnualReturn2011	(6.60%)
Annual Return 2012		rr_AnnualReturn2012	18.97%
Annual Return 2013		rr_AnnualReturn2013	37.00%
Annual Return 2014		rr_AnnualReturn2014	8.00%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	8.00%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.60%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	6.53%
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.27%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.22%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.61%
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.77%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	12.59%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.13%

[1]	Note that the amount of Total Annual Fund Operating Expenses (After Expense Recoupment) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	AssetMark, Inc.("AssetMark" or the "Advisor") has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.59% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.